Other operating expenses	12 Months Ended
Mar. 31, 2023
Other operating expenses

12 Other operating expenses

	March 31,
	2021	2022	2023
Commission	31,558	113,947	315,137
Communication	119,844	135,004	164,637
Legal and professional fees	309,027	179,353	301,252
Outsourcing fees	21,336	20,304	28,764
Payment gateway and other charges	151,556	256,353	397,590
Advances provision (refer to Note 21)	15,106	5,326	38,860
Trade and other receivables provision (refer to Note 26)	178,342	26,412	115,006
Security deposit and other assets provision (refer to Note 27)	6,743	-	741
Duties and taxes	16,343	12,178	14,632
Rent	9,418	2,330	1,832
Repairs and maintenance	32,169	31,813	44,387
Travelling and conveyance	3,641	12,705	32,126
Insurance	59,428	76,371	76,170
Corporate social responsibility (CSR) expense	2,620	1,950	-
Miscellaneous expenses	21,184	19,267	23,829
Total	978,315	893,313	1,554,963